Share capital - Capital Structure (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Treasury shares
Treasury shares outstanding at beginning of period	(10,899,773)
Treasury shares outstanding at end of period	(10,899,773)	(10,899,773)
Changes in equity
Balance, beginning of period	SFr 112,270	SFr 160,643	SFr 168,991
Proceeds from public offerings, net of underwriting fees and transaction costs		104	40,535
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs			2,650
Balance, end of period	SFr 44,884	SFr 112,270	SFr 160,643
Nominal value per share (in CHF per share)	SFr 0.02
Common Shares
Common shares
Number of shares issued at beginning of period	111,310,150	104,441,787
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs (in shares)		5,700,000
Issuance of shares - incentive plans, net of transaction costs (in shares)	1,331,854	1,168,363
Number of shares issued at end of period	112,642,004	111,310,150	104,441,787
Treasury shares
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs (in shares)		5,700,000
Treasury shares
Common shares
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs (in shares)		5,700,000
Treasury shares
Treasury shares outstanding at beginning of period	(10,899,773)	(5,243,958)
Proceeds from public offerings, net of underwriting fees and transaction costs (in shares)		30,232
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs (in shares)		5,700,000
Issuance of shares - incentive plans, net of transaction costs (in shares)		13,953
Treasury shares outstanding at end of period	(10,899,773)	(10,899,773)	(5,243,958)
Share capital
Changes in equity
Balance, beginning of period	SFr 2,226	SFr 2,089	SFr 1,797
Proceeds from public offerings, net of underwriting fees and transaction costs			286
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs		114
Issuance of shares - incentive plans, net of transaction costs	27	23
Balance, end of period	2,253	2,226	2,089
Share premium
Changes in equity
Balance, beginning of period	478,506	474,907	431,323
Proceeds from public offerings, net of underwriting fees and transaction costs		103	40,249
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs			2,631
Issuance of shares - incentive plans, net of transaction costs	3,357	3,496
Balance, end of period	481,863	478,506	474,907
Treasury shares
Changes in equity
Balance, beginning of period	(218)	(105)	(124)
Proceeds from public offerings, net of underwriting fees and transaction costs		1
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs		(114)	19
Balance, end of period	SFr (218)	SFr (218)	SFr (105)